Schedule of earnings per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of earnings per share:
Schedule of Earnings Per Share.
	For The Three Months		For The Six Months
	Ended June 30,		Ended June 30,
	2014	2013	2014	2013
Net Income (Loss)	$2,821,738	$(890,393)	$3,985,427	$(1,855,673)
Basic Weighted-Average Shares Outstanding	23,907,651	14,350,284	23,745,406	14,290,060
Effect of dilutive securities:
Stock options	1,244,281	-	1,180,682	-
Diluted Weighted-Average Shares Outstanding	25,151,932	14,350,284	24,926,088	14,290,060
Basic Earnings (Loss) per Share	$0.12	$(0.06)	$0.17	$(0.13)
Diluted Earnings (Loss) per Share	$0.11	$(0.06)	$0.16	$(0.13)

Schedule of earnings per share
For the years ended December 31,	2013	2012
Net Loss	$(452,209)	$(1,669,283)
Basic and Diluted Weighted-Average Shares Outstanding	16,376911	8,073,176
Basic and Diluted Loss per Share	$(0.03)	$(0.21)

Schedule of Earnings Per Share information
	Successor		Predecessor
	For the	For the Eight	For the Four
	Year ended	Months ended	Months ended
	December 31,	December 31,	April 30,
	2012	2011	2011
Net income	$(1,669,283)	$63,165	$8,322
Basic and diluted weighted-average common shares outstanding	8,073,176	6,077,959	6,250,000
Basic and diluted earnings per share	$(0.21)	$0.01	$0.00